Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about accounts payable and accrued liabilities

December 31,	2021	2020
Accounts payable and accrued liabilities	$234,212	$178,303
Accrued dividend payable	2,242	1,794
Cash-settled share-based payments	4,293	2,055

	$240,747	$182,152